Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2021
Trades and other receivables [Member]
Statement [line items]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2021		2021		2020		2019
	(In millions)
Balance at the beginning	US$	186.1	Rs.	13,606.8	Rs.	12,720.9	Rs.	14,776.2
Allowances made during the year		6.8		500.1		1,528.5		2,141.9
Written off		(20.5)		(1,501.6)		(741.9)		(3,974.4)
Currency translation		1.9		138.5		99.3		(353.3)
Reversal of/(classified as) held for sale		—		—		—		130.5

Balance at the end	US$	174.3	Rs.	12,743.8	Rs.	13,606.8	Rs.	12,720.9